UNITED STATES
                                       SECURITIES AND EXCHANGE COMMISSION
                                            Washington, D.C.  20549
                                                    FORM 13F
                                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2013

Check here if Amendment       [ ]             Amendment Number:

This Amendment                [ ]             is a restatement
                              [ ]             adds new holding entries

Institutional Investment Manager Filing this Report:

Name:       BANKERS TRUST CO, CR
Address:    221 3RD AVE. S.E.
            CEDAR RAPIDS, IA 52401


13F File Number: 28-10792

The institutional investment Manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: JOHN LEPLEY
Title: COMPLIANCE OFFICER
Phone: 515 245 2459
Signature, Place, and Date of Signing:

1    DES MOINES, IA    04/24/2013

Report Type     (Check only one)
                [X]            13F HOLDINGS REPORT
                [ ]            13F NOTICE
                [ ]            13F COMBINATION REPORT


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:           7
Form 13F Information Table Value Total:           $ 4,720

List of Other Included Managers:

NONE

FORM 13F INFORMATION TABLE
                                   TITLE                  VALUE     SHARES/  SH/  PUT/ INVSTMT OTHER          VOTING AUTHORITY
  NAME OF ISSUER                   OF CLASS     CUSIP     (X $1000) PRN AMOUNTPRN CALL DISCRTN MANAGERS SOLE     SHARED   NONE

  HILLS BANCORPORATION             COM          431643105      3507    49397 SH        SOLE             49397
  INTERNATIONAL BUSINESS MACHINES  COM          459200101       391     1834 SH        SOLE             1834
  TARGET                           COM          87612E106       247     3612 SH        SOLE             3612
  U S BANCORP                      COM          902973304       241     7112 SH        SOLE             7112
  WAL-MART                         COM          931142103       334     4457 SH        SOLE             4457
  AMERICAN INTERNATIONAL GROUP     COM          ACG874152         0    68765 SH        SOLE             68765
  TRAVELCENTERS                    COM          JKE174103         0    50000 SH        SOLE             50000